CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	50,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.01
Common stock, shares authorized	300,000,000
Common stock, shares issued	374,760
Common stock, shares outstanding	374,760